UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number            811-3880
                                                                ---------
                         WAYNE HUMMER INVESTMENT TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             300 SOUTH WACKER DRIVE
                               CHICAGO, IL 60606
 ------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                          THOMAS J. ROWLAND, PRESIDENT
                    300 SOUTH WACKER DRIVE CHICAGO, IL 60606
 ------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:     1-800-621-4477
                                                               --------------
                       Date of fiscal year end: 03/31
                                                ---------

                       Date of reporting period: 03/31/05
                                                ---------
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                 Wayne Hummer(R)
                                   Growth Fund

ANNUAL
FINANCIAL STATEMENTS
March 31, 2005


PORTFOLIO MANAGER:
Photo of: THOMAS J. ROWLAND
THOMAS J. ROWLAND

DEAR FELLOW SHAREHOLDER:

The Wayne Hummer Growth Fund (the "Fund") concluded its twenty-first complete fiscal year on March 31, 2005. Throughout its history, Fund management has endeavored to identify seasoned growth companies, with continuing long-term favorable growth prospects, selling at valuations that offer the potential for above average returns for Fund shareholders. We look for leading names, companies with valuable franchise niches that afford superior profitability and free cash flow generation.

More particularly, our emphasis is on selecting the stocks of medium size companies that we believe offer a compelling risk/reward profile. Numerous mid-cap companies offer financial strength on a par with large-cap companies and yet afford the prospect of superior growth. Though perhaps smaller, these companies typically have the dominant or a leading position in the market(s) served. Many of the risks characteristically inherent in small companies may be avoided in the mid-cap sector.

This annual report contains a chart which compares a hypothetical $10,000 investment in the Fund for the past ten years with a like amount invested in "the market", as well as management's discussion and analysis of the Fund's performance during the most recently completed fiscal year. As proxies for "the market" we again present both the Standard & Poor's Composite Stock Price Index (the "S&P 500")1 and the Russell Midcap Index2.

Calendar year 2004 marked the fifth consecutive year that mid-cap returns exceeded those of large-caps. And, through the March quarter of 2005, mid-caps again outperformed the S&P 500, which lost 2.2% while the Russell Midcap Index, our benchmark, produced a - 0.3% return. The Fund lagged both of these, with a loss of 2.7%3. For the trailing 12 months the Fund gained 6.6%3 compared to the S&P 500's 6.7% gain and the Russell Midcap Index's gain of 14.1%.

The market sectors showing the strongest performance over the past twelve months were energy and materials, both reflecting the strength of the underlying commodities markets, and utilities. The Fund, by design, generally eschews commodity-based investments, as well as totally excludes the heavily regulated utility stocks. The Russell Midcap Index energy component weight was about two-and-a-half times that of the Fund. Moreover, while the Fund's energy stocks were its best performers, the energy stocks in the Russell Midcap Index performed substantially better than the Fund's energy stocks. While the exposure to the materials sector was more comparable, the Russell Midcap Index sector return was more than twice that of the Fund's sector return.

Weak performance among the Fund's consumer discretionary stocks, due to company specific issues, resulted in a negative return compared to a positive mid-teens return for the sector stocks in the Russell Midcap Index. Offsetting this was the Fund's strong relative showing in its health care sector (particularly from The Cooper Companies, Inc. and Patterson Companies, Inc.) and technology sector (led by Kronos Incorporated and Qualcomm Incorporated), both of which, in addition, were over weighted relative to the Russell Midcap Index.

As much as we might wish to think that we toil in a market of stocks, we do still toil in a stock market, and whatever one's particular approach to stock investing, the vagaries of the stock market at large play an overwhelming role in the resulting successes or shortcomings experienced. The just completed quarter offers a case in point.

Stock prices, after hitting three year highs during the quarter, succumbed to weakness in March, ending the quarter on a decidedly sour note. The notable exception again was in energy-related issues, not surprising given that natural gas prices rose 21% and crude oil futures were up more than 31%.

Market weakness came in the face of generally positive economic news throughout the quarter. We have spoken previously of what has been, and continues to be, a benign macroeconomic landscape for stock prices. Here we offer a longer term perspective on the unwillingness of share prices to respond more vigorously to a robust economy.

Shareowners demand compensation for the uncertainties inherent in equity ownership, generally reflected in a requirement for a return in excess of that afforded by investing in "riskless" assets, often using the ten-year U.S. Treasury yield as the proxy for this return. This spread is referred to as the equity risk premium, which has historically averaged about 3%. The greater the perceived risks assumed, the greater the premium demanded. This risk premium can then be charted over time as a measure of investor anxiety over the perils of stock ownership.

A chart of the equity risk premium shows that certain episodes during the 1990's caused concern, but it was short-lived. For example, the twelve month rise that began in the second half of 1997 was caused by a steep drop in Asian currencies, setting off fears of a global meltdown. Even the spike induced by the 9/11 terror subsided within six months. But for more than two years now, investors have stubbornly ascribed more risk to stock ownership than they had during the preceding decade. Importantly, this has been the case even while share prices have generally been rising since the autumn of 2002.

We ponder the halting nature of the market as it seemingly is intent on snatching defeat from the jaws of victory. The risks confronting us have been mentioned here before, but rarely does a single play determine the outcome of any contest. It is no small coincidence though that the Sarbanes-Oxley Act was passed in July 2002, the time that the new higher risk premium range of 4 to 5% was formed. Meant to combat corporate fraud, this legislation has had an immeasurable effect on the reporting behavior of public companies as they attempt to comply with its many requirements. Proof of this assertion can only be anecdotal, but surely there has been no other time when financial results have been under such scrutiny.

From where we sit, the greatest change has not been in the game itself, but rather in how it is being officiated. As with all such historical influences, a more normalized level of the equity risk premium (presumably accompanied by better markets) will be attained once the rules become more familiar. Despite the uncertainty of when this is to be reached, we continue to favor being fully invested.

As always, we are pleased to be a part of your long-term investment planning.

Sincerely,

/s/ Thomas J. Rowland, CFA

Thomas J. Rowland, CFA
President
Wayne Hummer Investment Trust

April 28, 2005


1 The S&P 500 measures the performance of an unmanaged group of 500 widely held large-capitalization U.S. stocks.

2 The Russell Midcap Index measures the performance of an unmanaged group of about 800 medium-sized U.S. companies.

3    Total return does not reflect the 2% sales charge.

PERFORMANCE COMPARISON

WAYNE HUMMER GROWTH FUND VS. S&P 500 INDEX AND RUSSELL MIDCAP INDEX

Growth of $10,000 initial investment for a 10 year period ended March 31, 2005.

Line Chart:
                Growth Fund         Russell Midcap              S&P 500
1995                   9800                  10000                10000
                      10052                  10837                10944
                      10428                  11798                11815
                      11141                  12178                12525
1996                  11383                  12911                13197
                      11591                  13274                13782
                      11802                  13690                14207
                      12465                  14491                15394
1997                  12705                  14373                15807
                      14553                  16322                18562
                      15883                  18489                19954
                      16227                  18695                20529
1998                  17860                  20715                23393
                      17866                  20402                24165
                      15672                  17378                21761
                      19075                  20581                26394
1999                  18998                  20484                27708
                      21292                  22710                29662
                      20050                  20759                27811
                      26356                  24336                31946
2000                  26849                  26790                32678
                      25379                  25582                31810
                      25625                  27323                31501
                      25373                  26343                29035
2001                  22759                  23579                25594
                      24133                  25824                27091
                      21183                  21213                23120
                      23651                  24862                25591
2002                  24784                  25917                25663
                      21785                  23441                22227
                      18659                  19307                18388
                      19481                  20836                19938
2003                  18150                  20344                19310
                      21107                  24058                22280
                      22237                  25607                22868
                      25309                  29185                25651
2004                  26303                  30686                26088
                      27401                  31131                26534
                      26734                  30870                26035
                      28802                  35086                28438
2005                  28038                  34999                27826


AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/05

  ANNUALIZED RETURNS FOR THE
  FOLLOWING PERIODS:                     1 YEAR       5 YEAR       10 YEAR
================================================================================
  WAYNE HUMMER GROWTH FUND
  (assuming 2% sales charge)              4.46%         0.46%       10.86%
--------------------------------------------------------------------------------
  RUSSELL MIDCAP INDEX                   14.05%         5.49%       13.35%
--------------------------------------------------------------------------------
  S&P 500 INDEX                           6.69%        (3.16%)      10.78%
--------------------------------------------------------------------------------

Note: This graph compares an initial investment of $10,000 invested in the Wayne Hummer Growth Fund, adjusted for the maximum sales charge of 2%, with the S&P 500 and Russell Midcap Indices. The S&P 500 and Russell Midcap Indices are unmanaged. All returns include reinvestment of dividends and capital gain distributions. Past performance does not guarantee future results. Actual investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO HIGHLIGHTS

ASSET ALLOCATION BY ECONOMIC SECTOR AS OF 3/31/05:
(% of net assets)

Pie Chart:
 1.0%    Cash and Other
 5.1%    Materials
18.2%    Information Technology
20.2%    Industrials
11.3%    Consumer Discretionary
 7.6%    Consumer Staples
 1.9%    Energy
12.6%    Financials
22.1%    Health Care

TOP 10 STOCK HOLDINGS AS OF 3/31/05: (% OF NET ASSETS)
================================================================================
 1. Patterson Companies, Inc. (Distributors - Dental Supplies
     and Equipment) ................................................   5.8%
 2. The Cooper Companies, Inc. (Health Care - Specialty Health
     Care Products) ................................................   5.3%
 3. QUALCOMM Incorporated (Communications Equipment) ...............   4.6%
 4. Fastenal Company (Distribution Wholesale - Building Supplies) ..   4.5%
 5. Kronos Incorporated (Computer Software & Services) .............   4.0%
 6. McCormick & Company, Incorporated (Foods) ......................   4.0%
 7. Illinois Tool Works Inc. (Manufacturing - Diversified) .........   3.6%
 8. Northern Trust Corporation (Banking) ...........................   3.5%
 9. Avery Dennison Corporation (Manufacturing - Office Supplies
     and Forms) ....................................................   3.4%
10. Cardinal Health, Inc. (Health Care Distributors and Services) ..   3.2%

Portfolio holdings are subject to change and may not represent future portfolio composition.

PORTFOLIO CHANGES 4/1/04 - 3/31/05
================================================================================
                                                         Share     Holdings
ADDITIONS                                               Change   on 3/31/05
================================================================================
American Italian Pasta Company Class A                  35,000       35,000
BJ Services Company                                     15,000       65,000
Biomet, Inc.                                            35,000       85,000
Cintas Corporation                                      20,000      100,000
Gentex Corporation                                      93,000      100,000
Getty Images, Inc.                                      25,000       25,000
The E.W. Scripps Company Class A                        40,000       40,000
Tractor Supply Company                                  45,000       45,000
Zebra Technologies Corporation Class A                  50,000       50,000

                                                         Share     Holdings
REDUCTIONS                                              Change   on 3/31/05
================================================================================
H&R Block, Inc.                                         20,000      100,000
Burlington Resources, Inc.                              15,000          -0-
DeVry, Inc.                                             90,000          -0-
The GAP, Inc.                                           75,000          -0-
Illinois Tool Works Inc.                                 5,000       70,000
LA-Z-Boy Incorporated                                  110,000          -0-
Patterson Companies, Inc.                               20,000      200,000
QUALCOMM Incorporated                                   55,000      220,000
Western Wireless Corporation Class A                    33,500          -0-



ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wayne Hummer Growth Fund ("the Fund"), you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees, transfer agency fees, and other Fund expenses. The following examples are intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with those of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire six-month period (October 1, 2004 to March 31, 2005).

The table on the next page illustrates the Fund's costs in two ways:

o ACTUAL. The first line of the table provides information about actual account values and actual expenses. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period."

o HYPOTHETICAL. The second line of the table provides information about hypothetical account values and hypothetical expenses based upon the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. You can assess the Fund's costs by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other mutual funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional cost, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

  SIX MONTHS ENDED MARCH 31, 2005
================================================================================
                                     Beginning          Ending      Expenses
  WAYNE HUMMER                   Account Value   Account Value   Paid During
  GROWTH FUND                        10/1/2004       3/31/2005       Period*

  ACTUAL                             $1,000.00       $1,048.80         $5.40
  HYPOTHETICAL                        1,000.00        1,019.65          5.32
    (5% RETURN BEFORE EXPENSES)


  * Expenses are equal to the Fund's annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

You can find more information about the Fund's expenses, including annual expense ratios for the past five fiscal years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

STATEMENT OF ASSETS AND LIABILITIES
                                                             MARCH 31, 2005
===========================================================================
  ASSETS
  Investments, at value (Cost: $82,288,358)                    $173,315,336
  Cash                                                              103,851
  Receivable for Fund Shares sold                                    46,246
  Dividends receivable                                              155,772
---------------------------------------------------------------------------
  Other                                                             110,623
---------------------------------------------------------------------------
  Total assets                                                  173,731,828

  LIABILITIES AND NET ASSETS
  Payable for Fund Shares redeemed                                    8,628
  Due to Wayne Hummer Asset Management Company                      109,785
  Accrued liabilities                                                37,547
---------------------------------------------------------------------------
  Total liabilities                                                 155,960
---------------------------------------------------------------------------
  Net assets applicable to 4,187,733 Shares outstanding,
    no par value, equivalent to $41.45 per Share               $173,575,868
===========================================================================

  ANALYSIS OF NET ASSETS
  Paid in capital                                               $81,352,940
  Net unrealized appreciation of investments                     91,026,978
  Undistributed net realized gain on sales of investments         1,195,950
---------------------------------------------------------------------------
  Net assets applicable to Shares outstanding                  $173,575,868
===========================================================================

  THE PRICING OF SHARES
  Net asset value and redemption price per Share
    ($173,575,868 / 4,187,733 Shares outstanding)
    (Unlimited shares authorized)                                    $41.45
===========================================================================
  Maximum offering price per Share (net asset value,
    plus 2.02% of net asset value or 2% of offering price)           $42.30
===========================================================================


                 See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

                                                                 YEAR ENDED
                                                             MARCH 31, 2005
===========================================================================
  INVESTMENT INCOME:
  Dividends                                                      $1,527,828
  Interest                                                           48,714
---------------------------------------------------------------------------
  Total investment income                                         1,576,542
---------------------------------------------------------------------------

  EXPENSES:
  Management fee                                                  1,227,396
  Professional fees                                                 145,216
  Trustee fees                                                      119,136
  Transfer agent fees                                                56,378
  Custodian fees                                                     33,145
  Portfolio accounting fees                                          32,775
  Printing costs                                                     30,335
  Chief Compliance Officer fee                                       23,775
  Registration fees                                                  21,800
  Other                                                              60,496
---------------------------------------------------------------------------
  Total expenses                                                  1,750,452
---------------------------------------------------------------------------
  Net investment loss                                              (173,910)
---------------------------------------------------------------------------

  Net realized gain on sales of investments                       5,025,877
  Change in net unrealized appreciation                           5,711,244
---------------------------------------------------------------------------
  Net gain on investments                                        10,737,121
---------------------------------------------------------------------------

  Net increase in net assets resulting from operations          $10,563,211
===========================================================================


                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED MARCH 31,
                                                    2005               2004
===========================================================================
  OPERATIONS:
  Net investment income (loss)                 ($173,910)            $3,224
  Net realized gain on sales of investments    5,025,877          2,217,559
  Change in net unrealized appreciation        5,711,244         48,594,938
---------------------------------------------------------------------------
  Net increase in net assets
    resulting from operations                 10,563,211         50,815,721
---------------------------------------------------------------------------

  DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              - 0 -         (122,015)
  Net realized gains on investments           (5,860,113)          (100,934)
---------------------------------------------------------------------------
  Total dividends to shareholders             (5,860,113)          (222,949)
---------------------------------------------------------------------------

  FUND SHARE TRANSACTIONS:
  Proceeds from Shares sold                   14,303,830         14,399,500
  Shares issued upon reinvestment
     of dividends                              5,678,325            213,341
---------------------------------------------------------------------------
                                              19,982,155         14,612,841

  Less payments for Shares redeemed           11,939,388         19,163,409
---------------------------------------------------------------------------
  Increase (decrease) from
     Fund Share transactions                   8,042,767         (4,550,568)
---------------------------------------------------------------------------

  Total increase in net assets                12,745,865         46,042,204

  NET ASSETS:
  Beginning of year                          160,830,003        114,787,799
---------------------------------------------------------------------------
  End of year                               $173,575,868      $160,8330,003
===========================================================================


                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                      YEAR ENDED MARCH 31,
                                          2005      2004      2003      2002        2001
========================================================================================
  NET ASSET VALUE,
     BEGINNING OF YEAR                  $40.24    $27.81    $38.31    $35.96      $46.83
----------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)           (0.04)     0.00      0.01      0.02       0.05
  Net realized and unrealized gains
    (losses) on investments               2.72     12.49    (10.18)     3.13      (6.73)
----------------------------------------------------------------------------------------
  Total from investment operations        2.68     12.49    (10.17)     3.15      (6.68)

  LESS DISTRIBUTIONS:
  Dividends from net investment income    0.00     (0.03)    (0.01)    (0.06)     (0.02)
  Distributions from net realized
    gains on investments                 (1.47)    (0.03)    (0.32)    (0.74)     (4.17)
----------------------------------------------------------------------------------------
  Total distributions                    (1.47)    (0.06)    (0.33)    (0.80)     (4.19)
----------------------------------------------------------------------------------------

  NET ASSET VALUE, END OF YEAR          $41.45    $40.24    $27.81    $38.31     $35.96
========================================================================================
  TOTAL RETURN (a)                       6.60%    44.92%   (26.77%)    8.90%    (15.23%)

  RATIOS AND SUPPLEMENTARY DATA
  Net assets, end of year ($000's)     173,576   160,830   114,788   164,797   152,217
  Ratio of total expenses to
    average net assets                   1.06%     1.02%     0.96%     0.89%     0.91%
  Ratio of net investment income
   (loss) to average net assets         (0.10%)    0.00%     0.04%     0.08%     0.13%
  Portfolio turnover rate                   8%        5%        6%        5%        9%

  NOTE TO FINANCIAL HIGHLIGHTS:

  a.) Excludes sales charge of 2%, which was effective August 1, 1999 for new accounts.


                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2005

                                        NUMBER OF SHARES                   VALUE
================================================================================
COMMON STOCKS (99.0%)

CONSUMER DISCRETIONARY 11.3%

Borders Group, Inc.                              150,000              $3,993,000
Gentex Corporation                               100,000               3,190,000
Getty Images, Inc. (a)                            25,000               1,777,750
Interpublic Group of
  Companies, Inc. (a)                            185,000               2,271,800
Royal Caribbean Cruises Ltd.                     100,000               4,469,000
The E.W. Scripps Company
  Class A                                         40,000               1,950,000
Tractor Supply Company (a)                        45,000               1,964,250
--------------------------------------------------------------------------------
                                                                      19,615,800

CONSUMER STAPLES 7.6%

American Italian Pasta Company
  Class A                                         35,000                 959,000
CVS Corporation                                  100,000               5,262,000
McCormick & Company,
  Incorporated                                   200,000               6,886,000
--------------------------------------------------------------------------------
                                                                      13,107,000

ENERGY 1.9%

BJ Services Company (a)                           65,000               3,372,200
--------------------------------------------------------------------------------
                                                                       3,372,200

FINANCIALS 12.6%

Capital One Financial
  Corporation                                     50,000               3,738,500
Cincinnati Financial
  Corporation                                     94,500               4,121,145
Northern Trust Corporation                       140,000               6,081,600
Old Republic International
  Corporation                                    225,000               5,240,250
TCF Financial Corporation                        100,000               2,715,000
--------------------------------------------------------------------------------
                                                                      21,896,495

HEALTH CARE 22.1%

Biomet, Inc.                                      85,000               3,085,500
Cardinal Health, Inc.                            100,000               5,580,000
The Cooper Companies, Inc.                       126,000               9,185,400
Fisher Scientific International
  Inc. (a)                                        78,400               4,462,528
Health Management
  Associates, Inc.                               175,000               4,581,500
Patterson Companies, Inc. (a)                    200,000               9,990,000
STERIS Corporation (a)                            60,000               1,515,000
--------------------------------------------------------------------------------
                                                                      38,399,928

                                        NUMBER OF SHARES                  VALUE

INDUSTRIALS 20.2%

Avery Dennison Corporation                        95,000              $5,883,350
H&R Block, Inc.                                  100,000               5,058,000
Cintas Corporation                               100,000               4,131,000
Fastenal Company                                 140,000               7,743,400
IDEX Corporation                                  75,000               3,026,250
Illinois Tool Works Inc.                          70,000               6,267,100
Regal-Beloit Corporation                         100,000               2,879,000
--------------------------------------------------------------------------------
                                                                      34,988,100

INFORMATION TECHNOLOGY 18.2%

Applied Materials, Inc. (a)                      320,000               5,200,000
Fiserv, Inc. (a)                                 100,000               3,980,000
Kronos Incorporated (a)                          135,000               6,899,850
Molex Incorporated Class A                       100,000               2,360,000
Photronics, Inc. (a)                             150,000               2,715,000
QUALCOMM Incorporated                            220,000               8,063,000
Zebra Technologies Corporation
  Class A (a)                                     50,000               2,374,500
--------------------------------------------------------------------------------
                                                                      31,592,350

MATERIALS 5.1%

Pactiv Corporation (a)                           145,000              3,385,750
RPM International, Inc.                          125,000              2,285,000
Sonoco Products Company                          110,000              3,173,500
-------------------------------------------------------------------------------
                                                                      8,844,250
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost:  $80,789,145)                                                171,816,123
-------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

                                                                           VALUE
================================================================================
SHORT-TERM INVESTMENTS (0.9%)

COMMERCIAL PAPER (0.9%)
State Street Corporation
2.74%, 4/8/05
(Cost: $1,499,213)                                                    $1,499,213
--------------------------------------------------------------------------------


                                                                           VALUE
================================================================================
TOTAL INVESTMENTS (99.9%)
(Cost: $82,288,358) (b)                                             $173,315,336

CASH AND OTHER ASSETS,
LESS LIABILITIES (0.1%)                                                  260,532
--------------------------------------------------------------------------------

NET ASSETS (100.0%)                                                 $173,575,868
================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS:
(a) Non-income producing security.
(b) Based on the cost of investments of $82,288,358 for federal income tax purposes at March 31, 2005, the aggregate gross unrealized appreciation was $93,315,964, the aggregate gross unrealized depreciation was $2,288,986 and the net unrealized appreciation of investments was $91,026,978.


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Wayne Hummer Growth Fund (the "Fund") is an investment portfolio of Wayne Hummer Investment Trust (the "Trust"). The Trust is an open-end investment company organized as a Massachusetts business trust. The Fund commenced investment operations on December 30, 1983, and may issue an unlimited number of full and fractional units of beneficial interest ("Shares"). The Fund is diversified and seeks to achieve long-term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES SECURITY VALUATION

Securities (other than a security for which the primary market is NASDAQ) are valued at the last reported sale price for securities traded on a principal exchange. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price and, in the absence of any Official Closing Price on the valuation date, a security is valued at the last reported price. If there was no reported sale price on any exchange (or on NASDAQ) on the valuation date for a security, the last reported sale price prior to that day is used if such sale is between the closing bid and asked price on the valuation date. If the price is not between the valuation date's closing bid and asked prices, then the value of such security is taken to be the midpoint between the valuation date's closing bid and asked prices. Unlisted equity securities for which last sale information is regularly reported is valued at the last reported sale price on that day. Any unlisted security for which last sale information is not regularly reported, or any listed debt security that has an inactive listed market for which over-the-counter market quotations are readily available, is valued at the highest closing bid price determined on the basis of reasonable inquiry.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of premiums and accretions of discounts. Realized gains and losses from security transactions are reported on an identified cost basis.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In those cases, actual results may differ from estimates.

3. FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS

Net asset value per Share generally is determined, on each day the New York Stock Exchange (the "Exchange") is open for regular session trading, as of the close of regular trading on the Exchange by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding.

Ordinary income dividends are normally declared and paid in April, July, October, and December. Capital gains dividends, if any, are paid at least annually. Dividends will be reinvested in additional Shares unless a shareholder requests payment in cash. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. The amount and character of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during fiscal years 2005 and 2004, was as follows:

                                                        YEAR ENDED MARCH 31,
                                                         2005               2004
================================================================================
  Distributions paid from:
    Ordinary income                                $      -0-           $122,015
    Long-term capital gain                          5,860,113            100,934
--------------------------------------------------------------------------------
                                                   $5,860,113           $222,949
================================================================================

4. FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax is imposed on the Fund.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference relating to a net operating loss totaling $173,910 was reclassified from accumulated net investment loss to paid in capital.

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

  Undistributed ordinary income                                      $       -0-
  Undistributed long-term gain                                         1,195,950
  Unrealized appreciation                                             91,026,978
--------------------------------------------------------------------------------
                                                                     $92,222,928
================================================================================

5. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory and Management Agreement and a Portfolio Accounting Services Agreement with Wayne Hummer Asset Management Company ("Investment Adviser"). For advisory and management services and facilities furnished, the Fund pays fees of .80 of 1% on the first $100 million of average daily net assets, .65 of 1% of the next $150 million of average daily net assets and .50 of 1% of the average daily net assets in excess of $250 million. During the year ended March 31, 2005, the Fund incurred management fees of $1,227,396, amounting to approximately 0.74% of average daily net assets of the Fund. The Investment Adviser is obligated to reimburse the Fund to the extent that the Fund's ordinary operating expenses, including the fee of the Investment Adviser, exceeds 1.50% of average daily net assets of the Fund. There were no reimbursements from the Adviser.

The Investment Adviser receives, as compensation for its portfolio accounting services to the Fund, an annual fee, computed and accrued daily and payable monthly, equal to 0.01 of 1% of the Fund's average daily net assets. Such fee shall not exceed $15,000 per year. In addition, the Investment Adviser is reimbursed for certain out-of-pocket expenses. During the year ended March 31, 2005, the Fund incurred fees of $32,775 for portfolio accounting services, which included $17,775 in out-of-pocket expenses.

Wintrust Financial Corporation ("Wintrust") is the sole shareholder of the Investment Adviser and the sole shareholder of North Shore Community Bank and Trust Company, the sole member of Wayne Hummer Investments L.L.C. ("WHI"). WHI serves as Shareholder Service Agent without compensation from the Fund. WHI also serves as Distributor and received commissions of $80,864 from the sale of Fund Shares during the year ended March 31, 2005, all of which were paid to brokers affiliated with the Distributor.

Mr. Joseph Alaimo, an "interested" trustee of the Fund (within the meaning of the Investment Company Act of 1940) and Chairman of the Board of Trustees of the Trust, is also Director of the Investment Adviser, Chairman of the Board of Wayne Hummer Trust Company and a shareholder of Wintrust. During the year ended March 31, 2005, the Fund made no payments to its officers or interested trustees except for trustees' fees paid to or accrued for the Trust's disinterested trustees, and the Trust's portion of the compensation paid to or accrued for the Trust's Chief Compliance Officer.

6. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows:

                                                                      YEAR ENDED
                                                                  MARCH 31, 2005
================================================================================
  Purchases                                                          $14,653,107
--------------------------------------------------------------------------------
  Proceeds from sales                                                $12,709,790
--------------------------------------------------------------------------------

7. FUND SHARE TRANSACTIONS

Proceeds and payments on Fund Shares as shown in the Statements of Changes in Net Assets were with respect to the following number of shares:

                                                          YEAR ENDED MARCH 31,
                                                            2005           2004
================================================================================
  Shares sold                                            345,873        432,979
  Shares issued upon reinvestment of dividends           134,589          6,009
--------------------------------------------------------------------------------
                                                         480,462        438,988
  Shares redeemed                                       (289,784)      (569,384)
--------------------------------------------------------------------------------
  Net increase (decrease) in Shares outstanding          190,678       (130,396)
================================================================================

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

SHAREHOLDERS AND BOARD OF TRUSTEES
WAYNE HUMMER GROWTH FUND

We have audited the accompanying statement of assets and liabilities of Wayne Hummer Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2005, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wayne Hummer Growth Fund at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Chicago, Illinois
April 26, 2005

MANAGEMENT OF THE TRUST
March 31, 2005

The following is a list of the trustees and executive officers of the Trust, their addresses, ages, their principal occupations for the past five years, their affiliation with the Investment Adviser, if any, and other significant affiliations. All trustees and officers, except for the vice president and the assistant secretary, serve until their respective successors are chosen and qualified, or such trustee or officer sooner dies, resigns, is removed or becomes disqualified. The vice president and assistant secretary serve at the pleasure of the trustees.

                                                        INTERESTED TRUSTEE

                                                                                            NUMBER OF
                                             TERM OF           PRINCIPAL                    PORTFOLIOS IN
                                             OFFICE AND        OCCUPATION(S)                FUND COMPLEX
NAME, AGE               POSITION(S) HELD     LENGTH OF         DURING PAST                  OVERSEEN BY       OTHER DIRECTORSHIPS
AND ADDRESS             WITH FUND            TIME SERVED       5 YEARS                      TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Joseph Alaimo, 74       Trustee, Chairman    Since             Chairman Wayne Hummer            1             Loomis-Sayles Funds
727 N. Bank Lane        of the Board         January 2003      Trust Company (WHTC);                          and Loomis-Sayles
Lake Forest, IL 60045   of Trustees                            formerly chief investment                      Investment Trust
                                                               officer for WHTC                               through November
                                                               January 1995 to                                2003 (investment
                                                               February 2003.                                 companies)
                                                                                                              (22 portfolios)
Mr. Alaimo is an "interested person" of the Trust as defined in the 1940 Act because he is Chairman of the Wayne Hummer Trust Company, an affiliated person of the Investment Adviser.

                             NON-INTERESTED TRUSTEES

                                                                                            NUMBER OF
                                             TERM OF           PRINCIPAL                    PORTFOLIOS IN
                                             OFFICE AND        OCCUPATION(S)                FUND COMPLEX
NAME, AGE               POSITION(S) HELD     LENGTH OF         DURING PAST                  OVERSEEN BY       OTHER DIRECTORSHIPS
AND ADDRESS             WITH FUND            TIME SERVED       5 YEARS                      TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Charles V. Doherty, 71  Trustee              Since 1994        Managing Director,               1             Knight Trading Group,
1440 North State                                               Madison Advisory                               Inc. (holding company
Parkway                                                        Group (registered                              for securities
Chicago, IL  60610                                             investment adviser)                            broker); Howe Barnes
                                                                                                              Securities, Inc.
                                                                                                              (securities broker);
                                                                                                              AHA Investment Funds
                                                                                                              (investment company)
                                                                                                              (4 portfolios)

Joel D. Gingiss, 62     Trustee              Since 1983        Attorney, Smith &                1             None.
207 Hazel Avenue                                               LaLuzerne, Ltd., since
Highland Park, IL  60035                                       January 2002; Attorney,
                                                               Rosing, Smith, Eriksen, Zeit
                                                               and Stanczak, Ltd., May 2000
                                                               to December 2001; Prior
                                                               thereto, Assistant State's
                                                               Attorney, Lake County
                                                               Illinois.

Patrick B. Long, 61     Trustee              Since 1983        Chairman &CEO, OG                1             None.
4300 Varsity Drive                                             Technologies, Inc.
Ann Arbor, MI  48108                                           (surface measurement
                                                               technology company)

James J. Riebandt, 54   Trustee              Since 1999        Attorney, Riebandt &             1             None.
1237 South Arlington                                           DeWald, P.C.
Heights Road
Arlington Heights, IL
60005

Eustace K. Shaw, 79     Trustee              Since 1983        Chairman Emeritus                1             None.
200 First Avenue E                                             of the Board of
Newton, IA  50208                                              Directors and Adviser,
                                                               since August 2003 and
                                                               formerly Chairman of
                                                               the Board, B. F. Shaw
                                                               Printing Co.

MANAGEMENT OF THE TRUST (CONT.)
                                             OFFICERS

                                                TERM OF OFFICE AND
NAME, AGE                  POSITION(S) HELD     LENGTH OF                   PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH FUND            TIME SERVED                 DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Rowland, 59      President            Since 1996                  First Vice President/Investments and
300 S. Wacker Drive                                                         Managing Director, Wayne Hummer
Chicago, IL  60606                                                          Asset Management Company, since
                                                                            February 2002; formerly President
                                                                            and Director, Wayne Hummer Management
                                                                            Company, since September 1996; prior
                                                                            thereto, Principal, Wayne Hummer
                                                                            Investments L.L.C.

David J. Galvan, 44        Vice President       Since 2003                  Vice President, Wayne Hummer Asset
300 S. Wacker Drive                                                         Management Company, since January
Chicago, IL  60606                                                          2003; Vice President, Wintrust Financial
                                                                            Corporation, since 1999; prior thereto,
                                                                            Vice President, AMCORE Bank, N.A.

Jean M. Maurice, 42        Treasurer            Since 1987                  Treasurer, Wayne Hummer Asset
300 S. Wacker Drive        Secretary            Since 2002                  Management Company,
Chicago, IL  60606                                                          since February 2002.

Merrill A. Richardson,35   Assistant Secretary  Since 2002                  Fund accountant for Wayne
300 S. Wacker Drive                                                         Hummer Investment Trust.
Chicago, IL  60606

The Statement of Additional Information for the Trust includes additional information about the trustees and officers of the Trust and is available without charge by calling 1-800-621-4477.

FEDERAL TAX STATUS OF 2005 DIVIDENDS

The income dividends and short-term capital gain distributions are taxable as ordinary income. The dividends paid to you, whether received in cash or reinvested in Shares, must be included on your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department regulations.

For Federal Income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2005. During the period, the Fund designated and paid $5,860,113 as a long-term capital gain distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

INFORMATION ABOUT FUND'S PROXY VOTING
RECORD AND POLICY AND PROCEDURES

A description of the guidelines that the Fund uses to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-621-5588, or on the Fund's website at www.whummer.com, and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-888-621-5588, or on the Fund's website at www.whummer.com, and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

As a result of rules recently adopted by the SEC, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You can request a copy by calling 1-888-621-5588, or you can access this information on the Fund's website at www.whummer.com or on the SEC's website at www.sec.gov. These Form N-Qs also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FUND OVERVIEW

The investment objective of the Wayne Hummer Growth Fund (the "Fund") is to achieve long-term capital growth. An emphasis has been placed on identifying promising investments that would generally be characterized as mid-capitalization stocks.

The Fund's prospectus contains detailed information about permissible investments.

SERVICES AVAILABLE TO SHAREHOLDERS

SYSTEMATIC INVESTING

Simplify your savings strategy by automating your investments. The following plans allow you to purchase additional shares of the Fund for as little as $100 per month.

SYSTEMATIC INVESTMENT PLAN

You can set up a monthly withdrawal from your checking or savings account and automatically purchase shares of the Fund.

PAYROLL DIRECT DEPOSIT PLAN

You may authorize your employer to deduct money from your payroll check and send it directly to the Fund. SOCIAL SECURITY AND OTHER GOVERNMENT CHECKS By giving instructions to the U.S. government, they can send your payments directly to your Fund account.

Of course, even with automatic investing, the Fund cannot assure a profit or protect you against a loss in a declining market. Actual investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

IRA OR RETIREMENT PLANS

Shares of the Fund may be a suitable addition to your IRA or pension plan. Contact your Financial Advisor for complete details on the expanded options available for retirement planning, including the Roth IRA.

INTERNET ADDRESS: WWW.WHUMMER.COM

Those who enjoy using the computer to access information can view their account activity online. You can also find the prospectus and current prices for the Fund, along with daily market commentary and research information from Wayne Hummer Investments L.L.C.

CONTACT THE FUND AT 1-888-621-5588 OR YOUR FINANCIAL ADVISOR AT 1-800-621-4477 FOR MORE INFORMATION ON EACH OF THESE SERVICES.

                       This page intentionally left blank.

                       This page intentionally left blank.

BOARD OF TRUSTEES

Joseph Alaimo       Charles V. Doherty      Patrick B. Long      Eustace K. Shaw
Chairman            Joel D. Gingiss         James J. Riebandt


START INVESTING TODAY...

For further information on any of the funds or fund services or to discuss which Fund may be appropriate for your investment needs, please contact your Wayne Hummer Financial Advisor or the Fund.

CHICAGO     Toll-free: 800-621-4477     Local: 312-431-1700
            300 South Wacker Drive      Chicago, Illinois 60606-6607

INTERNET    www.whummer.com

This report must be preceded or accompanied by a current prospectus of the Wayne Hummer Investment Trust.


Logo: WH Wayne Hummer(R)
         INVESTMENTS

                                   Distributor                              4/05

We will continue to deliver a single copy of our shareholder report to any address shared by two or more shareholders who are part of the same family, unless you notify us that you would like a separate copy of this shareholder report. At any time, you may request delivery of a separate shareholder report by calling 1-888-621-5588 or e-mailing whmf@whummer.com. We will begin sending you a separate copy of the prospectus or shareholder report within 30 days after we receive your request.


Logo: WH Wayne Hummer(R)
         INVESTMENTS

300 South Wacker Drive
Chicago, Illinois 60606-6607

PRESORTED
FIRST CLASS
US POSTAGE PAID
PERMIT #3600
BERWYN, IL 60402

Forwarding Service Requested

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Code"), as defined in Item 2 of Form N-CSR, applicable to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. A copy of this code of ethics is also available at www.whummer.com.

(b) There have been no amendments, during the period covered by this report, to a provision of the Code that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the Code.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from a provision of the Code that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether those individuals were employed by the registrant or a third party, that related to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that each of Charles V. Doherty and Patrick B. Long is an "audit committee financial expert", as defined in Item 3 of Form N-CSR. Mr. Doherty and Mr. Long are considered independent for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional service rendered by the registrant's principal accountant were as follows:

---------------------------------------- ---------------- --------------
                                              2005            2004
---------------------------------------- ---------------- --------------
Audit Fees                                 $42,000         $58,900
---------------------------------------- ---------------- --------------
Audit-Related Fees                            -0-             -0-
---------------------------------------- ---------------- --------------
Tax Fees                                     9,000          15,000
---------------------------------------- ---------------- --------------
All other Fees                                -0-            4,000
---------------------------------------- ---------------- --------------

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory filings. Tax fees include amounts related to the preparation and review of tax return information. Other fees relate to additional consultation on disclosure controls and presentation to the registrant's Audit Committee on investment company internal controls.

The registrant's principal accountant did not bill fees for assurance and related services, tax services or any other services that would require pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

(e) 1. The registrant's audit committee has adopted a policy whereby non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, requires pre-approval. This includes fees and other compensation to be paid to the independent auditors.

     Pre-approval of such non-audit services to the Trust is not required, if:

     a. the services were not recognized by management at the time of the engagement as non-audit services;

     b. the aggregate fees for all non-audit services provided to the Funds are less than 5% of the total fees paid by the registrant to its independent auditors during the fiscal year in which the non-audit services are provided; and

     c. such services are promptly brought to the attention of the Audit Committee by management and the Audit Committee approves them prior to the completion of the audit.

     Pre-approval of such non-audit services to the registrant's investment adviser or an affiliate of the investment adviser is not required, if:

     a. the services were not recognized by management at the time of the engagement as non-audit services;

     b. the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval and paid by the Trust, the adviser and all such other entities to its independent auditors during the fiscal year in which the non-audit services are provided; and

     c. such services are promptly brought to the attention of the Audit Committee by management and the Audit Committee approves them prior to the completion of the audit.

     2. 100% of the services described in each of paragraphs (b) through (d) of this Item that were required to be pre-approved by the Audit Committee were pre-approved by the Audit Committee.

          The registrant's principal accountant did not bill fees for services that were required to be pre-approved by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

(f)  Not applicable.

(g) $5,300 and $19,000 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $0 and $2,506 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant

(h) The audit committee of the board of trustees of the registrant considered the fees paid in conjunction with non-audit services that were rendered to the registrant's investment adviser, and any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X were compatible with maintaining the principal accountants independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and have concluded that the registrant's disclosure controls and procedures are effective.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(a) under the Act) that occurred during the registrant's most recent fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

 (a) (1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed as an attachment to this filing.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2003 and required by Rule 30a-2 (a) under the Investment Company Act of 1940, is filed as an attachment to this filing.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wayne Hummer Investment Trust

By       /s/ Thomas J. Rowland
         Thomas J. Rowland
         Chief Executive Officer

Date     May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Thomas J. Rowland
         Thomas J. Rowland
         Chief Executive Officer

Date:  May 26, 2005

By       /s/ Jean M. Maurice
         Jean M. Maurice
         Principal Financial Officer

Date:  May 26, 2005